Summary of Significant Accounting Policies (Financial Instruments Held at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Financial Liabilities:
Interest rate swap liability		$ 453		$ 767
Fair Value Measurements, Level 1 [Member] | Interest Rate Swap [Member]
Financial Liabilities:
Interest rate swap liability			[1]
Fair Value Measurements, Level 1 [Member] | Restricted Deposits [Member]
Financial Assets:
Restriced deposits, held at fiar value				146
Fair Value Measurements, Level 2 [Member] | Interest Rate Swap [Member]
Financial Liabilities:
Interest rate swap liability		453	[1]	767
Fair Value Measurements, Level 3 [Member] | Interest Rate Swap [Member]
Financial Liabilities:
Interest rate swap liability			[1]
Carrying Value [Member] | Interest Rate Swap [Member]
Financial Liabilities:
Interest rate swap liability		453	[1]	767
Carrying Value [Member] | Restricted Deposits [Member]
Financial Assets:
Restriced deposits, held at fiar value				$ 146

[1]	The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps at December 31, 2013. The fair value measurement of the interest rate swaps have been classified as Level 2. The swaps matured on September 28, 2014, and as such, there were no amounts outstanding on the consolidated balance sheet as of September 30, 2014 related to interest rate swaps.